Receivables, Net (Tables)	12 Months Ended
May 27, 2012
Receivables [Abstract]
Receivables From Various Parties
Receivables from the sale of gift cards in national retail outlets, national storage and distribution companies and our overall allowance for doubtful accounts are as follows:

(in millions)	May 27, 2012	May 29, 2011
Retail outlet gift card sales	$33.4	$25.0
Storage and distribution	6.5	17.4
Allowance for doubtful accounts	(0.3)	(0.3)